UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2015

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.4%
Education - 21.2%
New Jersey Institute of Technology Revenue	5.000%	7/1/45	$6,000,000	$6,700,620
New Jersey State EDA Revenue:
School Facilities Construction	5.000%	3/1/29	7,000,000	7,471,730
School Facilities Construction, AGC	5.500%	12/15/34	2,665,000	2,926,143
New Jersey State EFA Revenue:
Kean University	5.500%	9/1/36	7,500,000	8,389,125
Montclair State University	5.250%	7/1/38	2,000,000	2,149,800
New Jersey City University, AGC	5.000%	7/1/35	4,550,000	4,814,628
Richard Stockton College	5.375%	7/1/38	8,000,000	8,682,080
Stevens Institute of Technology	5.000%	7/1/27	3,725,000	3,883,350
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	1,080,000	1,111,914	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	9,690,000	10,365,684	(a)

Total Education				56,495,074

Health Care - 20.2%
New Jersey State EDA Revenue:
First Mortgage Cadbury Corp. Project, ACA	5.500%	7/1/18	270,000	270,011
First Mortgage Cadbury Corp. Project, ACA	5.500%	7/1/28	1,250,000	1,137,900
Harrogate Inc.	5.750%	12/1/16	330,000	330,512
Harrogate Inc.	5.875%	12/1/26	1,500,000	1,500,120
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/37	3,000,000	3,565,620
Catholic Health East	5.250%	11/15/29	6,960,000	8,103,806
Hackensack University Medical Center, AGC	5.250%	1/1/31	3,850,000	4,120,501
Hackensack University Medical Center, AGC	5.250%	1/1/36	4,250,000	4,538,235
Robert Wood Johnson University Hospital	4.000%	7/1/22	2,000,000	2,153,320
Robert Wood Johnson University Hospital	5.000%	7/1/31	6,570,000	7,276,275
St. Peter’s University Hospital	6.250%	7/1/35	3,000,000	3,280,110
University Hospital, AGM	5.000%	7/1/46	5,750,000	6,280,840
Virtua Health Inc.	5.750%	7/1/33	10,000,000	11,372,500

Total Health Care				53,929,750

Housing - 3.3%
Essex County Improvement Authority Revenue, NATL, FHA	5.900%	1/1/25	2,690,000	2,695,326
New Jersey State EDA Revenue, Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,095,820
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.750%	11/1/38	3,895,000	4,012,084

Total Housing				8,803,230

Industrial Revenue - 13.6%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	800,000	896,936	(a)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	5,000,000	5,456,650	(a)
Continental Airlines Inc. Project	5.500%	6/1/33	2,000,000	2,206,600	(a)
Municipal Loan Pool, AGM	5.400%	11/15/20	1,200,000	1,203,636
Refunding	6.875%	1/1/37	1,960,000	1,961,509	(a)
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,813,576	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	13,000,000	15,178,410
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	5,000,000	5,427,450	(a)

Total Industrial Revenue				36,144,767

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 6.3%
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation System	5.250%	12/15/23	$2,000,000	$2,251,140
Transportation System	5.875%	12/15/38	11,000,000	12,049,730
Newark, NJ, Housing Authority Port Newark Marine Terminal Rental Revenue, Refunding, Additional Newark Redevelopment Project, NATL	5.250%	1/1/23	2,130,000	2,492,909

Total Leasing				16,793,779

Other - 0.7%
New Jersey EDA Revenue:
Department of Human Services, Pooled Financing	5.000%	7/1/22	317,000	317,862
Department of Human Services, Pooled Financing	5.200%	7/1/32	320,000	320,563
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	6.000%	10/1/39	1,000,000	1,098,540

Total Other				1,736,965

Power - 0.7%
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	2,000,000	2,000,260	(a)

Pre-Refunded/Escrowed to Maturity - 9.3%
Middlesex County Improvement Authority, Lease Revenue, Regional Educational Services Commission, County GTD	5.250%	12/15/33	2,000,000	2,238,960	(b)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/17	800,000	847,944	(c)
Atlanticare Regional Medical Center	5.000%	7/1/18	1,500,000	1,589,895	(b)
New Jersey State EDA Revenue, School Facilities Construction, AGC	5.500%	12/15/34	4,835,000	5,447,594	(b)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.500%	12/1/32	10,000,000	12,086,800	(b)
New Jersey State Health Care Facilities Financing Authority Revenue, Catholic Health East	5.250%	11/15/29	2,040,000	2,422,378	(b)
New Jersey State Turnpike Authority Revenue, NATL, IBC	6.500%	1/1/16	150,000	150,000	(c)

Total Pre-Refunded/Escrowed to Maturity				24,783,571

Solid Waste/Resource Recovery - 0.2%
Gloucester County, NJ, Improvement Authority, Solid Waste Revenue, Waste Management Inc. Project	2.500%	12/1/17	625,000	636,088	(a)(d)(e)

Special Tax Obligation - 1.4%
New Jersey State EDA Revenue	5.000%	6/15/24	1,460,000	1,589,677
New Jersey State EDA Revenue	5.000%	6/15/28	2,000,000	2,132,420

Total Special Tax Obligation				3,722,097

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 20.4%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/40	$2,000,000	$2,170,360
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Port District Project	5.000%	1/1/24	3,000,000	3,434,580
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/24	1,200,000	1,418,772
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/25	1,100,000	1,293,215
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,674,075	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	5.250%	6/15/41	2,180,000	2,344,525
Transportation Program	5.000%	6/15/45	3,000,000	3,133,050
New Jersey State Turnpike Authority Revenue	0.690%	1/1/18	5,000,000	4,987,400	(d)(e)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	5,000,000	5,509,150
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	12,000,000	13,327,920
New Jersey State Turnpike Authority Revenue, NATL, IBC	6.500%	1/1/16	110,000	110,000
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	1,000,000	1,126,930
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	12,000,000	13,975,560

Total Transportation				54,505,537

Water & Sewer - 1.1%
Kearny, NJ, Municipal Utilities Authority Revenue, NATL, FGIC	7.300%	11/15/18	435,000	476,682
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	2,250,000	2,423,137	(a)

Total Water & Sewer				2,899,819

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $240,878,698)				262,450,937

SHORT-TERM INVESTMENTS - 0.4%
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas (Cost - $1,000,000)	0.130%	11/1/33	1,000,000	1,000,000	(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,000,000)				1,000,000

TOTAL INVESTMENTS - 98.8% (Cost - $241,878,698#)				263,450,937
Other Assets in Excess of Liabilities - 1.2%				3,222,386

TOTAL NET ASSETS - 100.0%				$266,673,323

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Maturity date shown represents the mandatory tender date.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GTD	— Guaranteed
IBC	— Insured Bond Certificates
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$262,450,937	—	$262,450,937
Short-term investments†	—	1,000,000	—	1,000,000

Total investments	—	$263,450,937	—	$263,450,937

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,207,775
Gross unrealized depreciation	(635,536)

Net unrealized appreciation	$21,572,239

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016